The estimated useful lives of the intangible assets are as follows: (Details)	12 Months Ended
Jun. 30, 2021
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	50 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	5 years